Employee Benefit Plan, Description of Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Forfeited Nonvested Account [Abstract]
EBP, Employer Discretionary Contribution Vesting Percentage	20.00%
Entity Registrant Name	The AES Corporation
EBP 003
EBP, Description of Plan [Line Items]
EBP, Change in Net Asset Available for Benfit, Transfer to Plan	$ 1,076,000
EBP, Change in Net Asset Available for Benfit, Transfer from Plan	$ 1,204,702
EBP. Vesting Percentage Upon Plan Termination	100.00%
EBP, Payment of Benefits for accounts less than $7,000	$ 7,000
EBP, Forfeited Nonvested Account	9,389	$ 37,837
EBP, Forfeited Nonvested Account [Abstract]
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	46,916	22,499
Investments - at fair value	221,565,658	199,142,430
EBP, Form 5500 Caption, Earnings on Investments, Total Dividends	306,993	307,614
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	50,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
Lump-sum employer contribution	$ 464,260	$ 413,887
Participant Contribution, Annual Compensation to Total Compensation, Contribution Increments	1.00%
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
EBP 003 | Maximum
EBP, Forfeited Nonvested Account [Abstract]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
Participant Contribution, Annual Compensation to Total Compensation, Pretax	85.00%
EBP 003 | Maximum | Union employees
EBP, Forfeited Nonvested Account [Abstract]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
EBP 003 | Minimum
EBP, Forfeited Nonvested Account [Abstract]
Participant Contribution, Annual Compensation to Total Compensation, Pretax	1.00%